Cover	Jan. 08, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jan. 08, 2021
Entity File Number	001-39844
Entity Registrant Name	POEMA GLOBAL HOLDINGS CORP.
Entity Central Index Key	0001826333
Entity Tax Identification Number	98-1561530
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	101 Natoma St., 2F
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	94105
City Area Code	+1 415
Local Phone Number	432 8880
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	PPGH.U
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	PPGH
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PPGHW
Security Exchange Name	NASDAQ